ASSETS HELD FOR SALE (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Future cash payment		$ 1,595	$ 1,619
Cameron
Statement [Line Items]
Cash	$ 5,000	23
Total estimated consideration	$ 27,000	$ 27,000
Common shares	80,000,000
Common shares per share	$ 0.25
Future cash payment	$ 2,000